November 21, 1995



U.S. Securities and Exchange Commission
OFICS Filer Support, Mail Stop 0-7
6432 General Green Way
Alexandria, VA  22312

          Re:  Oppenheimer Strategic Short-Term Income Fund
               Reg. No. 33-45178, File No. 811-6533
               Final Rule 24f-2 Notice

To the Securities and Exchange Commission:

     An electronic ("EDGAR") filing is hereby made pursuant to Rule 24f-2 of Investment Company Act of 1940 (the "1940 Act") on behalf of
Oppenheimer Strategic Short-Term Income Fund accompanied by an opinion of counsel for the registration of additional shares of the above Fund. No filing fee is payable.

     The Fund reorganized into Oppenheimer Limited-Term Government Fund on September 22, 1995, and this Notice is its final Notice under Rule 24f-2.

                                    Very truly yours,



                                    /s/ Katherine P. Feld
                                    --------------------------
                                    Katherine P. Feld
                                    (212) 323-0252

KPF/lb
Enclosures

cc (w/enclosures):   Allan B. Adams, Esq.
                     Mr. Robert Bishop
                     Ms. Gloria LaFond


SEC/295.24F

Rule 24f-2 Notice for Oppenheimer Strategic Short-Term Income Fund

Two World Trade Center, New York, New York  10048-0203

(Registration No. 33-45178, File No. 811-6533)


     NOTICE IS HEREBY GIVEN that Oppenheimer Strategic Short-Term Income Fund having previously filed by post-effective amendment of its registration statement a declaration that an indefinite number of its securities were being registered pursuant to Rule 24f-2 of the Investment Company Act of 1940, now elects to terminate such indefinite registration.

     (i) This Notice is being filed for the fiscal period ended October 1, 1994 through September 22, 1995.

     (ii) No shares which had been registered other than pursuant to this Rule remained unsold at the beginning of the above fiscal year.

     (iii) No shares were registered other than pursuant to this Rule during the above fiscal year.

     (iv) The number of shares sold during the above fiscal period was as follows: (1)

                     Class A                   1,208,538
                     Class B                     717,397

     (v) Shares sold during the above fiscal year in reliance upon registration pursuant to this Rule were as follows:

                     Class A                   1,208,538
                     Class B                     717,397

     Pursuant to the requirements of the Investment Company Act of 1940, the undersigned registrant has caused this notice to be signed on its behalf this 20th day of November, 1995.

                     Oppenheimer Strategic Short-Term Income Fund



                     By _____________________________________
                         Andrew J. Donohue, Secretary


--------------------
(1) The calculation of the aggregate sales price is made pursuant to Rule 24f-2 of the Investment Company Act of 1940 as follows:


          Value          Value
          Shares Sold    Shares Redeemed   Net            Filing Fee
Class A   $5,583,446     $(34,835,049)     (29,251,603)   $ 0
Class B   $3,307,200     $(11,354,550)     ( 8,047,350)   $ 0

                     MYER, SWANSON, ADAMS & WOLF, P.C.
                             Attorneys At Law
                     The Colorado State Bank Building
                        1600 Broadway - Suite 1850
                        Denver, Colorado 80202-4918
                         Telephone (303) 866-9800
                         Facsimile (303) 866-9818





                                    November 20, 1995



Oppenheimer Strategic Short-Term Income Fund
3410 South Galena Street
Denver, Colorado 80231

Gentlemen:

     In connection with the public offering of the no par value Class A and Class B shares of Oppenheimer Strategic Short-Term Income Fund, a business trust organized under the laws of the Commonwealth of Massachusetts (the "Trust"), as counsel for the Trust, we have examined such records and documents and have made such further investigation and examination as we deem necessary for the purposes of this opinion.

     We are advised that during the fiscal period ended September 22, 1995, 1,208,538 shares of Class A shares of beneficial interest and 717,397 shares of Class B shares of beneficial interest in the Trust were sold in reliance on the registration of an indefinite number of shares pursuant to Rule 24f-2 of the Investment Company Act of 1940.

     It is our opinion that the said shares of beneficial interest sold by the Trust in reliance on Rule 24f-2 of the Investment Company Act of 1940 are legally issued and, subject to the matters mentioned in the next paragraph, fully paid and non-assessable by the Trust.

     Under Massachusetts law, shareholders of the Trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust does, however, contain an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the trust property of any shareholder held personally liable for the obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

                          Very truly yours,

                          /s/ Allan B. Adams
                          ____________________
                          Allan B. Adams
                            of MYER, SWANSON, ADAMS & WOLF, P.C.